Income Taxes (Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
U.S. federal	$ 35	$ 62	$ 175
U.S. state and local	0	12	9
Non-U.S.	76	111	74
Current tax provision (benefit), total	111	185	258
U.S. federal	138	321	(67)
U.S. state and local	23	30	5
Non-U.S.	(25)	(70)	(73)
Deferred income tax provision (benefit), net	136	281	(135)
Income tax provision (benefit)	$ 247	$ 466	$ 123